Fixed Assets and Leasehold Improvements, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets and Leasehold Improvements, Net
Fixed assets and leasehold improvements, net, related to continuing operations consisted of the following (in thousands):

	December 31, 2022	December 31, 2021	Estimated Useful Life
Computer hardware and software	$7,647	$7,424	3 - 5 years
Furniture and fixtures	3,574	3,097	5 - 7 years
Leasehold improvements	3,870	3,296	*
Total fixed assets	15,091	13,817
Less: Accumulated depreciation and amortization	(5,960)	(1,032)
Total fixed assets and leasehold improvements, net	$9,131	$12,785
*Shorter of life of lease or useful life of assets